Derivatives (Credit Risk on Freestanding Derivatives) (Details) - Derivatives Subject to Credit-Contingent Provisions - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit Derivatives [Line Items]
Estimated fair value of derivatives in a net liability position (1)	$ 1,138	$ 698
Fixed maturity securities
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided:	$ 1,414	$ 777